INVESTMENT AGREEMENT AND DERIVATIVE FINANCIAL INSTRUMENTS:	12 Months Ended
Dec. 31, 2017
Investment Agreement And Derivative Financial Instruments
INVESTMENT AGREEMENT AND DERIVATIVE FINANCIAL INSTRUMENTS:

NOTE 10 - INVESTMENT AGREEMENT AND DERIVATIVE FINANCIAL INSTRUMENTS:

a.	In August 2013, the Company signed an agreement with several investors in a total amount of US$5 million (“the Agreement”). According to the Agreement, the Company issued to the investors 320,663 ordinary shares with no par value and Warrants exercisable into 198,812 ordinary shares with no par value (including 6,414 warrants granted to third parties). These warrants were exercisable over a period of four years from the date of their issuance for an exercise price of NIS 64.14. Under the terms of these Warrants, the investors had the right to exercise them into shares through a net-settlement mechanism (“net settlement”).

In addition, according to the terms of the Agreement the Company undertook to issue Additional warrants exercisable into 80,166 ordinary shares with no par value. These Additional warrants were issued in November 2014 and expired two years after the date of their issuance.

The investors were also entitled to anti-dilution protection, as described in the Agreement (“Downside Protection”). In the event of the activation of the Downside Protection mechanism, the exercise price of the Warrants which were then still held by an investor would have been reduced by the same calculation.

b.	Due to their terms, the Warrants, Additional warrants and the Anti dilution right did not qualify for equity classification and were treated as a derivative financial liability.

c.	On October 22, 2014, the Company and the investors signed an Addendum to the Agreement (“the Addendum”). As part of the Addendum, the exercise price of the Warrants which were issued to the investors was reduced from NIS 64.14 to NIS 35.

d.	According to the Agreement and following the completion of the Company’s U.S. public offering in August 2015, see note 13b(4), the investors were entitled to an additional allotment of 174,566 ordinary shares and a reduction of the exercise price of the Warrants from NIS 35 to NIS 21.7. Accordingly, the liability to issue additional shares, in the amount of approximately $1.1 million was credited to equity and the Downside Protection terminated.

e.	As of September 14, 2017, all 198,812 Warrants were exercised. 86,579 Warrants were exercised to 86,579 ordinary shares with no par value at full exercise price of NIS 21.7 for a total consideration of approximately NIS 1.9 million ($531 thousand) and 112,233 Warrants were exercised to 15,479 ordinary shares with no par value through a net-settlement mechanism. Accordingly, the liability to issue Warrants, in the amount of approximately $ 281 thousand was credited to equity.

As of September 14, 2017 all the derivative financial instruments were settled, exercised or expired.